INTANGIBLE ASSETS AND DEFERRED CHARGES (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
2014	$ 1,355
2015	1,180
2016	846
2017	481
2018	390
Intangible Assets, Net	$ 4,252	$ 2,857